Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	VP Balanced
Issuer	Goodgreen Trust
Ticker/Sedol	38218GAA0
Principal Amount (US$)	$340,434,829
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$199,979.34
Amount Purchased (Foreign$)	N/A
Trade Date	4/20/2018
Price (US$)	$99.98967
Price-Foreign	N/A
Underwriter	Deutsche Bank Securities Inc
Other Syndicate Members:	CIT Capital Securities LLC, Nomura Securities International Inc, SunTrust Robinson Humphrey Inc
Underwriting Spread	0.5%
Currency	USD